COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

On August 30, 2016, the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016 with a minimum base rent of $2,132 and estimated monthly CAM charges of $1,017 per month. This lease is with a shareholder.

On July 1, 2018, the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse facility with a minimum base rent of $6,400 per month.

In October 2019 the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term. The company paid initial fees of $17,744 and will pay fees on lease termination of $395. On a straight-line basis these costs amount to $1,259 per month.

Maturity of Lease Liabilities	Operating Leases
April 30 2023	$113,100
April 30, 2024	42,803
April 30, 2025	30,003
April 30, 2026	30,003
April 30, 2027	17,503
Total lease payments	233,412
Less: Interest	(22,217)
Present value of lease liabilities	$211,195

The Company had total operating lease and rent expense of $30,479 and $30,479 for the three months ended April 30, 2022 and 2021 respectively.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

On June 1, 2015, the Company entered into a 36-month lease agreement for its 2,590 sf office facility with a minimum base rent of $2,720 per month. The Company paid base rent and their share of maintenance expense of $0 and $43,200 related to this lease for the periods ended January 31, 2022 and 2021, respectively. The lease was on a month to month basis since the lease has not been renewed and the Company records the payments as rent expense. This lease has been terminated on December 31, 2020

On August 30, 2016, the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016 with a minimum base rent of $2,132 and estimated monthly CAM charges of $1,017 per month. This lease is with a shareholder.

On July 1, 2018, the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse facility with a minimum base rent of $6,400 per month.

In September 2019 the Company entered into an operating lease for premises with an annual rent of $15,480, a three year term commencing September 1, 2019 to August 31, 2022 and a one year renewal option. On October 23, 2020 the Company and landlord terminated this lease effective February 29, 2020. There were no costs associated with the termination. The Company eliminated the operating lease asset and operating lease liability at termination which was $45,032.

In October 2019 the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term. The company paid initial fees of $17,744 and will pay fees on lease termination of $395. On a straight-line basis these costs amount to $1,259 per month.

Maturity of Lease Liabilities	Operating Leases
January 31, 2023	$116,879
January 31, 2024	62,003
January 31, 2025	30,003
January 31, 2026	30,003
January 31, 2027	25,003
After January 31, 2027	—
Total lease payments	263,891
Less: Interest	(25,339)
Present value of lease liabilities	$238,552

The Company had total rent expense and operating lease cost of $133,562 and $164,095 for the years ended January 31, 2022 and 2021, respectively.